Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2019 and 2018:

	December 31,
	2019	2018
Changes in benefit obligation:
Benefit obligation at beginning of year	$628,424	$267,141
Benefit obligation related to acquired companies	111,654	378,055
Service cost	18,305	8,391
Interest cost	19,723	9,631
Exchange rate differences	29,778	43
Amendments	3,689	—
Actuarial loss (gain)	90,847	(20,337)
Benefits paid	(75,684)	(7,560)
Effect of curtailment	—	(6,940)
Other adjustments	4,375	—
Benefit obligation at end of year	$831,111	$628,424
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	164,282	167,961
Benefit assets related to acquired companies	91,724	—
Actual return on Plans’ assets (net of expenses)	37,901	(11,121)
Employer contribution	3,716	15,002
Benefits paid	(8,130)	(7,560)
Fair value of Plans’ assets at end of year	$289,493	$164,282
Accrued benefit cost, end of year:
Funded status	(541,623)	(464,142)
Unrecognized net actuarial loss	123,736	60,141
Unrecognized prior service cost	8	24
	$(417,879)	$(403,977)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	(37,158)	(6,040)
Accrued benefit liability, non-current	(504,465)	(458,102)
Accumulated other comprehensive income, pre-tax	123,744	60,165
Net amount recognized	$(417,879)	$(403,977)

Components Of Net Periodic Pension Cost

	Year ended December 31,
	2019	2018	2017
Components of the Plans’ net periodic pension cost:
Service cost	$18,305	$8,391	$7,655
Interest cost	19,723	9,631	9,108
Expected return on Plans’ assets	(13,507)	(12,080)	(10,203)
Amortization of prior service cost	16	64	64
Amortization of net actuarial loss	4,809	5,884	6,161
Total net periodic benefit cost	$29,346	$11,890	$12,785
Additional information
Accumulated benefit obligation	$781,749	$628,017	$259,242

Weighted Average Assumptions

	December 31,
	2019	2018
Weighted average assumptions:
Discount rate as of December 31	1.9%	3.1%
Expected long-term rate of return on Plans’ assets	7.2%	7.1%
Rate of compensation increase	0.6%	3.0%

Asset Allocation By Category	Asset allocation by category as of December 31:

	2019	2018
Asset Category:
Equity Securities	67.2%	61.3%
Debt Securities	32.1%	38.2%
Other	0.7%	0.5%
Total	100.0%	100.0%

Target Asset Allocation For The Plan
The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the Plans' obligations and the expected timing of benefit payments. The target asset allocation for the Plans' years presented is as follows:

	2019	2018
Asset Category:
Equity Securities	63.0%	63.0%
Debt Securities	36.0%	36.0%
Other	1.0%	1.0%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
The fair value of the asset values by category at December 31, 2019, was as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash	$18	$18	$—	$—
Cash Equivalents:
Money Market Funds (a)	1,899	1,899	—	—
Fixed Income Securities:
Mutual Funds (b)	93,149	93,149	—	—
Equity Securities:
International Companies (c)	6,016	6,016	—	—
Mutual Funds (d)	188,411	188,411	—	—
Total	$289,493	$289,493	$—	$—

a.	This category includes highly liquid daily traded cash-like vehicles.

b.	This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.

c.	This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
d.
This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.

Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2019 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$17	$(14)
Benefit obligation	$111	$(99)

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements	The measurement date for ESA's benefit obligation is December 31. The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2019 and 2018:

	December 31,
	2019	2018
Change in Benefit Obligation:
Benefit obligation at beginning of period	$1,359	$1,641
Service cost	81	71
Interest cost	51	50
Actuarial (gain) loss	(34)	(353)
Employee contribution	17	19
Benefits paid	(61)	(69)
Benefit obligation at end of period	$1,413	$1,359
Change in Plan Assets:
Employer contribution	$45	$50
Employee contribution	16	19
Benefits paid	(61)	(69)
Fair value of Plan assets at end of period	$—	$—

	Year ended December 31,
	2019	2018
Accrued benefit cost, end of period:
Funded status	$(1,412)	$(1,359)
Unrecognized net actuarial (gain) loss	(1,479)	(1,610)
Accrued benefit cost, end of period	$(2,891)	$(2,969)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(86)	$(112)
Accrued benefit liability, non-current	(1,326)	(1,247)
Accumulated other comprehensive gain, pretax	(1,479)	(1,610)
Net amount recognized	$(2,891)	$(2,969)

Components of net periodic pension cost (for period):
Service cost	$81	$71
Interest cost	51	50
Amortization of net actuarial gain	(165)	(164)
Total net periodic benefit cost	$(33)	$(43)

Assumptions as of end of period:
Discount rate	2.84%	3.91%
Health care cost trend rate assumed for next year	5.50%	5.40%
Ultimate health care cost trend rate	3.84%	3.84%